Stockholder’s Equity (Details) - USD ($)		10 Months Ended
	Dec. 08, 2025	Dec. 31, 2025
Stockholder's Equity [Line Items]
Preferred stock, shares authorized		1,000,000
Preferred stock, par value		$ 0.01
Preferred stock, shares issued
Preferred stock, shares outstanding
Time-Based options shares	6,089,634
Performance-based options	7,031,254
Expiration period	10 years
Intrinsic value
Vested and exercisable (in shares)
Stock-based compensation		$ 59,464,057
Weighted average fair value of options granted price per share		$ 11.5
General and Administrative Expense [Member]
Stockholder's Equity [Line Items]
Stock-based compensation		$ 10,493,658
Minimum [Member]
Stockholder's Equity [Line Items]
Vesting period	4 years
Maximum [Member]
Stockholder's Equity [Line Items]
Vesting period	5 years
Stock Option [Member]
Stockholder's Equity [Line Items]
Shares granted (in shares)	13,120,888
Stock Option [Member] | Minimum [Member]
Stockholder's Equity [Line Items]
Vesting period	4 years
Exercise price	$ 14.43
Stock Option [Member] | Maximum [Member]
Stockholder's Equity [Line Items]
Vesting period	5 years
Class A
Stockholder's Equity [Line Items]
Common stock, par value		$ 0.01
Common stock, shares authorized		5,000,000,000
Common stock, shares issued		346,548,153
Common stock, shares outstanding		346,548,153
Class B
Stockholder's Equity [Line Items]
Common stock, par value		$ 0.01
Common stock, shares authorized		500,000,000
Common stock, shares issued		304,842,759
Common stock, shares outstanding		304,842,759
Common Stock [Member] | Class B
Stockholder's Equity [Line Items]
Common stock, par value		$ 0.01
Common stock, shares authorized		500,000,000
Common stock, shares issued		304,842,759
Common stock, shares outstanding		304,842,759
Preferred Stock [Member]
Stockholder's Equity [Line Items]
Preferred stock, shares authorized		1,000,000
Preferred stock, par value		$ 0.01
Preferred stock, shares issued
Preferred stock, shares outstanding